RELATED PARTY TRANSACTIONS Due to related parties (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Related party payables	$ 16,201	$ 8,921
Ship Finance International Limited [Member]
Related Party Transaction [Line Items]
Related party payables	10,797	6,349
Seatankers Management Co. Ltd [Member]
Related Party Transaction [Line Items]
Related party payables	2,047	1,345
Seadrill Limited [Member]
Related Party Transaction [Line Items]
Related party payables	0	1,227
Golden Ocean Group Limited [Member]
Related Party Transaction [Line Items]
Related party payables	$ 3,357	$ 0